March 4, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re: Merrill Lynch Variable Life Separate Account, SEC File No. 811-06225
➢	MLLIC Legacy Power, Registration No. 333-232475
➢	MLLIC Estate Investor I & II, Registration No. 333-232477& 333-232476
➢	MLLIC Investor Life/ Investor Life Plus, Registration No. 333-232479 & 333-232476
Rule 30b2-1 Filing

Dear Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Life Insurance Company (the “Company”) on behalf of the Registrant, recently sent (or will send) to its policyholders the annual reports dated December 31, 2020 for the underlying management investment companies listed below (the “Funds”). This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act:

ANNUAL REPORT FILINGS:
BlackRock Series Fund, Inc., SEC File No. 811-03091
BlackRock Series Fund II, Inc., SEC File No.811-23345
BlackRock Variable Series Funds, Inc., SEC File No. 811-03290
BlackRock Variable Series Funds II, Inc., SEC File No.811-23346
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) SEC File No. 811-07452
 AllianceBernstein Variable Products Series Fund, Inc., SEC File No. 811-05398
Columbia Funds Variable Series Trust II, SEC File No. 811-22127
Davis Variable Account Fund, Inc., SEC File No. 811-09293
MFS Variable Insurance Trust, SEC File No. 811-08326
PIMCO Variable Insurance Trust, SEC File No. 811-08399

Some of the funds included in each Fund Company’s annual report filings may not be available under every Policy offered by the Registrant.

The Company understands that the Funds have filed, or will file, their annual reports with the commission under the separate cover, pursuant to Rule 30d-1.

To the extent necessary, these filings are incorporated herein by reference. If you have any questions regarding this filing, please contact me at (727) 299-1830 or Danna Wilson at (727) 557-3603.

Sincerely,

/s/ Arthur D. Woods
Arthur D. Woods Esq.
Transamerica Life Insurance Company